STOCKHOLDERS EQUITY (Details 6) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Number of Shares, Granted	150,000	590,000	1,439,556	1,613,148
Number of Shares, Exercised	0	0	(166,667)	0
Number of Shares, Forfeited	185,185	88,888		0
Weighted average remaining contractual life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Number of Shares, Exercisable	7,055,736	7,241,518	7,248,702
Weighted average remaining contractual life, Exercisable	1 year 10 months 24 days	2 years 7 months 6 days
Number of Shares, Non-vested Ending Balance	1,205,486	1,118,333	1,047,706
Weighted-Average Exercise Price, Granted	$ 1.24	$ 0.75	$ 1.00	$ 1.44
Weighted-Average Exercise Price, Exercised	0	0	0.75	0.00
Weighted-Average Exercise Price, Forfeited	5.00	0	0.00	0.00
Weighted-Average Exercise Price, Cancelled			5.48	27.00
Weighted-Average Exercise Price, Non-vested Ending Balance	1.51	1.39	1.36	0.75
Weighted-Average Grant-Date Fair Value, Granted	0.66	3.15	3.00	2.87
Weighted-Average Grant-Date Fair Value, Exercised	0	0	0.00	0.00
Weighted-Average Grant-Date Fair Value, Cancelled			4.17	$ 13.20
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	1.50	1.69	1.78
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 2.42	$ 2.97	$ 2.75
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted		$ 1,967,500	$ 3,938,467	$ 3,724,445
Aggregate Intrinsic Value of Outstanding Warrant Shares, Cancelled			1,014,295	598,750
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	$ 2,667,549	$ 8,367,683	$ 9,897,951	$ 598,750
3.75 [Member]
Weighted average remaining contractual life, Outstanding			2 years 1 month 6 days
Number of Shares, Exercisable			3,043,073
Weighted average remaining contractual life, Exercisable			2 years 4 months 24 days
Options [Member]
Number of Shares, Outstanding Beginning Balance	3,088,333	3,377,222	3,377,222	3,512,500
Number of Shares, Outstanding Ending Balance	3,808,502	3,310,556	3,088,333	3,377,222
Number of Shares, Granted	720,169	76,667	0	568,333
Number of Shares, Exercised	0	0	222,222	0
Number of Shares, Forfeited			0	0
Weighted average remaining contractual life, Outstanding	2 months 12 days	6 months
Number of Shares, Exercisable	2,912,778	2,714,893	2,766,467
Number of Shares, Cancelled			(66,667)
Weighted average remaining contractual life, Exercisable	1 month 6 days	3 months 18 days
Number of Shares, Expired		143,333	66,667	703,611
Number of Shares, Non-vested Ending Balance	895,721	595,663	321,866
Weighted-Average Exercise Price, Outstanding Beginning Balance	$ 1.13	$ 1.10	$ 1.10	$ 0.90
Weighted-Average Exercise Price, Granted	3.46	3.75	0	2.48
Weighted-Average Exercise Price, Exercised	0.00	0.00	0.75	0
Weighted-Average Exercise Price, Forfeited	0.00	0.00	0	0
Weighted-Average Exercise Price, Cancelled	0.00	0.00	0.75	0.97
Weighted-Average Exercise Price, Outstanding Ending Balance	1.39	1.10	1.13	1.10
Weighted-Average Exercise Price, Vested and exercisable Ending Balance	0.92	0.80	0.90
Weighted-Average Exercise Price, Non-vested Ending Balance	2.91	2.49	3.07
Weighted-Average Grant-Date Fair Value, Outstanding Beginning Balance	1.06	1.06	1.06	0.75
Weighted-Average Grant-Date Fair Value, Granted	1.49	1.61	0	1.98
Weighted-Average Grant-Date Fair Value, Exercised	0.00	0.00	0	0
Weighted-Average Grant-Date Fair Value, Forfeited	0.00	0.00	0	0
Weighted-Average Grant-Date Fair Value, Cancelled	0.00	0.00	3.12	1.16
Weighted-Average Grant-Date Fair Value, Outstanding Ending Balance	1.13	1.01	1.06	$ 1.06
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	1.11	0.89	0.90
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 1.39	$ 1.82	$ 1.97
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 1,829,999	$ 2,030,000	$ 2,030,000	$ 1,908,750
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted	0	0	0	720,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Exercised	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Forfeited	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Cancelled	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Ending Balance	1,044,134	1,830,000	1,829,999	$ 2,030,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	1,009,056	1,351,901	1,611,068
Aggregate Intrinsic Value of Outstanding Warrant Shares, Non-vested Ending Balance	$ 35,078	$ 478,099	$ 218,931
Weighted-Average Remaining Contractual Term (in years), Outstanding Beginning Balance	4 months 24 days	9 months 18 days	8 months 12 days	1 year 1 month 6 days
Weighted-Average Remaining Contractual Term (in years), Outstanding Ending Balance	2 months 12 days	8 months 12 days	4 months 24 days	8 months 12 days
Weighted-Average Remaining Contractual Term (in years), Vested and exercisable Ending Balance	3 months 18 days	3 months 18 days	3 months 18 days
Weighted-Average Remaining Contractual Term (in years), Non-vested Ending Balance	2 years 9 months 18 days	1 year 7 months 6 days	1 year 6 months
Options [Member] | 0.75 [Member]
Number of Shares, Outstanding Beginning Balance	2,546,667
Number of Shares, Outstanding Ending Balance	2,546,667	2,768,889	2,546,667
Weighted average remaining contractual life, Outstanding	2 months 12 days	3 months 18 days	2 years 2 months 12 days
Number of Shares, Exercisable	2,594,444	2,543,782	4,082,667
Weighted average remaining contractual life, Exercisable	2 years 10 months 24 days	2 months 12 days	2 years 2 months 12 days
Options [Member] | 1.50 [Member]
Number of Shares, Outstanding Beginning Balance	200,000
Number of Shares, Outstanding Ending Balance	200,000	166,667	200,000
Weighted average remaining contractual life, Outstanding		9 months 18 days	3 months 18 days
Number of Shares, Exercisable	200,000	200,000	200,000
Weighted average remaining contractual life, Exercisable		8 months 12 days	3 months 18 days
Options [Member] | 2.61 [Member]
Number of Shares, Outstanding Ending Balance	383,500
Weighted average remaining contractual life, Outstanding	3 years 6 months
Options [Member] | 3.75 [Member]
Number of Shares, Outstanding Beginning Balance	341,666
Number of Shares, Outstanding Ending Balance	408,334	341,667	341,666
Weighted average remaining contractual life, Outstanding	1 year 6 months	2 years 2 months 12 days	1 year 8 months 12 days
Number of Shares, Exercisable	118,333	4,444	92,778
Weighted average remaining contractual life, Exercisable	1 year 2 months 12 days	1 year 3 months 18 days	1 year 7 months 6 days
Black-Scholes Options [Member]
Weighted-Average Exercise Price, Granted		$ 3.75
Black-Scholes Options [Member] | 1.49 [Member]
Weighted average remaining contractual life, Outstanding	3 years 6 months
Number of shares, outstanding	10,000
Black-Scholes Options [Member] | 2.08 [Member]
Weighted average remaining contractual life, Outstanding	2 years 4 months 24 days
Number of shares, outstanding	258,334